BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 95.6%
Basic Materials - 4.7%
1,766 Corteva, Inc. $ 47,311
1,460 Nutrien, Ltd. 46,866
800 Westrock Co. 22,608
116,785
Capital Goods / Industrials - 9.4%
200 3M Co. 31,198
500 Cummins, Inc. 86,630
500 Eaton Corp. PLC 43,740
200 Parker-Hannifin Corp. 36,654
600 Raytheon Technologies Corp. 36,972
235,194
Communication Services - 6.3%
1,900 Comcast Corp., Class A 74,062
1,500 Verizon Communications, Inc. 82,695
156,757
Consumer Discretionary - 7.0%
500 Genuine Parts Co. 43,480
1,600 Kontoor Brands, Inc. 28,496
300 Lear Corp. 32,706
600 Target Corp. 71,958
176,640
Consumer Staples - 7.1%
200 Kimberly-Clark Corp. 28,270
1,100 Molson Coors Beverage Co., Class B 37,796
500 Mondelez International, Inc., Class A 25,565
300 PepsiCo., Inc. 39,678
400 Walmart, Inc. 47,912
179,221
Energy - 10.4%
400 Chevron Corp. 35,692
1,500 ConocoPhillips 63,030
3,700 Equinor ASA, ADR 53,576
1,700 Kinder Morgan, Inc. 25,789
500 Phillips 66 35,950
800 Valero Energy Corp. 47,056
261,093
Financials - 16.7%
2,200 American International Group, Inc. 68,596
400 Ameriprise Financial, Inc. 60,016
700 BOK Financial Corp. 39,508
1,200 Citigroup, Inc. 61,320
1,500 MetLife, Inc. 54,780
400 Morgan Stanley 19,320
300 Northern Trust Corp. 23,802
900 Prosperity Bancshares, Inc. 53,442
2,400 Radian Group, Inc. 37,224
418,008
Health Care - 14.9%
800 AbbVie, Inc. 78,544
300 Amgen, Inc. 70,758
700 AstraZeneca PLC, ADR 37,023
500 Cardinal Health, Inc. 26,095
600 CVS Health Corp. 38,982
500 Gilead Sciences, Inc. 38,470
800 Koninklijke Philips NV, ADR
(a)
37,472
500 Medtronic PLC 45,850
373,194
Real Estate - 4.3%
6,830 VEREIT, Inc. REIT 43,917
1,300 VICI Properties, Inc. REIT 26,247
1,700 Weyerhaeuser Co. REIT 38,182
108,346
Shares Security Description Value
Technology - 9.7%
1,700 Cisco Systems, Inc. $ 79,288
600 Intel Corp. 35,898
1,200 NetApp, Inc. 53,244
600 TE Connectivity, Ltd. 48,930
200 Texas Instruments, Inc. 25,394
242,754
Transportation - 3.5%
4,800 Atlas Corp. 36,480
300 Union Pacific Corp. 50,721
87,201
Utilities - 1.6%
500 Dominion Energy, Inc. 40,590
Total Common Stock (Cost $2,353,333) 2,395,783
Shares Security Description Value
Money Market Fund - 3.9%
98,849 Federated Government Obligations Fund,
Institutional Class, 0.07%
(b)
(Cost $98,849) 98,849
Investments, at value - 99.5% (Cost $2,452,182) $ 2,494,632
Other Assets & Liabilities, Net - 0.5% 12,324
Net Assets - 100.0% $ 2,506,956
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 2,395,783
Level 2 - Other Significant Observable Inputs 98,849
Level 3 - Significant Unobservable Inputs –
Total $ 2,494,632